Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2012
Analysis of Allowance for Doubtful Accounts

An analysis of allowance for doubtful accounts for the years ended December 31, 2010, 2011 and 2012 was as follows:

	For the years ended December 31,
	2010	2011	2012
Balance at beginning of the year	$1,597,556	$673,242	$4,157,614
Charged to expenses	58,517	3,705,557	1,064,477
Charges taken against allowance	(982,831)	(221,185)	(1,094,144)

Balance at end of the year	$673,242	$4,157,614	$4,127,947